CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	$ 8,497,963	$ 6,649	$ 6,840,306	$ 1,162	$ (171,538)	$ 1,821,384
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	116,654					116,654
Currency translation adjustment	15,500				15,500
Gain / (loss) on cash flow hedge	(3,858)				(3,858)
Total comprehensive income	128,296
Exercise of share options (in shares)		136,649
Exercise of share options	12,936	$ 9	12,927
Issue of restricted share units / performance share units (in shares)		68,218
Issue of restricted share units / performance share units	4	$ 4
Shared based compensation expense	14,658		14,658
Share issuance costs	(4)		(4)
Ending balance (in shares) at Mar. 31, 2023		81,928,422
Ending balance at Mar. 31, 2023	$ 8,653,853	$ 6,662	6,867,887	1,162	(159,896)	1,938,038
Beginning balance (in shares) at Dec. 31, 2023	82,495,086	82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	187,438
Currency translation adjustment	(32,040)				(32,040)
Gain / (loss) on cash flow hedge	9,084				9,084
Total comprehensive income	164,482
Exercise of share options (in shares)		156,527
Exercise of share options	16,303	$ 10	16,293
Issue of restricted share units / performance share units (in shares)		32,192
Issue of restricted share units / performance share units	2	$ 2
Shared based compensation expense	11,121		11,121
Share issuance costs	$ (4)		(4)
Ending balance (in shares) at Mar. 31, 2024	82,683,805	82,683,805
Ending balance at Mar. 31, 2024	$ 9,432,647	$ 6,711	$ 6,970,079	$ 1,162	$ (166,462)	$ 2,621,157